Related Party Transactions	12 Months Ended
Dec. 31, 2020
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Related Party Transactions

 NOTE 28   RELATED PARTY TRANSACTIONS

We transact with a number of related parties, the most significant being with our associates and joint ventures, key management personnel, and post-employment benefit plans.

Sale of Goods

We sell potash outside Canada and the US exclusively through Canpotex. Canpotex sells potash to buyers in export markets pursuant to term and spot contracts at agreed upon prices. Our revenue is recognized at the amount received from Canpotex representing proceeds from their sale of potash, less net costs of Canpotex.  Sales to Canpotex are shown in Note 3. The receivable outstanding from Canpotex is shown in Note 11 and arose from sale transactions described above. It is unsecured and bears no interest. There are no provisions held against this receivable.

Key Management Personnel Compensation and Transactions with Post-Employment Benefit Plans

Compensation to key management personnel was comprised of:

	2020	2019
Salaries and other short-term benefits	16	15
Share-based compensation	26	31
Post-employment benefits	2	3
Termination benefits	-	12
	44	61

Disclosures related to our post-employment benefit plans, and associates and joint ventures, are shown in Note 21 and Note 15, respectively.